Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Nave Celeste
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 35,000
Shinyo Ocean
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,400
Shinyo Kannika
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,000
Navios Midstream
Other Commitments [Line Items]
Backstop Agreement with Navios Midstream	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Navios Midstream has currently entered into new charter contracts for the above vessels with third parties upon their redelivery in first quarter of 2017. Those contracts provide for index linked charter rates or pool earnings as the case may be. Backstop commitments will be triggered if the actual rates achieved are below the backstop rates.